Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Daily Target 2X Long Copper ETF (COPZ)
Defiance Daily Target 2X Long RIOT ETF (RIOX)
Defiance Daily Target 2X Long China Dragons ETF (DRAX)
Defiance Daily Target 2X Long Solar ETF (TANX)

Each listed on NYSE Arca, Inc.

(the “Funds”)

June 4, 2025

Supplement to the Prospectus
and Statement of Additional Information (“SAI”),
each dated December 30, 2024

Effective immediately, all references in the Funds’ prospectus and SAI to the Funds’ payment of monthly income distributions are hereby changed to reflect that the Funds will seek to make such distributions annually.

Please retain this Supplement for future reference.

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